Summary of the Status and Changes of Shares Relating to LTIP and the Related Average Price Per Share (Detail) (Long Term Incentive Plans, USD $)	12 Months Ended
Jun. 30, 2012
Long Term Incentive Plans
Number of Shares
Nonvested June 30, 2011 (in shares)	1,130,457
Granted (in shares)	274,185
Vested (in shares)	(202,897)
Canceled (in shares)	(41,903)
Nonvested June 30, 2012 (in shares)	1,159,842
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	$ 64.50
Granted	$ 82.37
Vested	$ 65.26
Canceled	$ 66.68
Nonvested June 30, 2012	$ 68.51